Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Trading Symbol	CDAY
Entity Registrant Name	Ceridian HCM Holding Inc.
Entity Central Index Key	0001725057
Entity Emerging Growth Company	true
Entity Ex Transition Period	false